Trading assets and liabilities - Cash collateral - netted (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2019	Dec. 31, 2018
Cash collateral - netted
Cash collateral paid	SFr 20,739	SFr 20,333
Cash collateral received	14,633	13,213
Cash collateral - not netted
Cash collateral paid	4,570	7,057
Cash collateral received	SFr 7,457	SFr 6,903